Revenue - Summary of Revenue from Contracts with Customers and Geographical Location (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	$ 19,600,321	$ 10,669,677	$ 6,398,360
Revenue	38,345,253	17,312,286	12,351,546
Egypt
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,011,807	14,981,243	12,010,701
Pakistan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,391,287	1,502,884	154,818
Kenya
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,873,051	824,656	186,027
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,069,108	3,503
Business to customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	18,744,932	6,642,609	5,953,186
Business to business – SaaS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	8,535	0	0
Business to business – TaaS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Disaggregation of revenue from contracts with customers	$ 19,591,786	$ 10,669,677	$ 6,398,360